PROSPECTUS
              December 15, 2003, as supplemented February 18, 2004
                               JNL(R) SERIES TRUST
                    1 Corporate Way o Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Funds, each with its own investment objective.

JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/AIM Premier Equity II Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Balanced Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Money Market Fund
JNL/PPM America Value Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers Global Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400 Index" and "Standard & Poor's MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management S&P 400 MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.

This prospectus was supplemented on February 18, 2004 to reflect a change in sub-adviser to Mellon Capital Management. No other information has been updated.

                                 ---------------

                                TABLE OF CONTENTS

I. ABOUT THE FUNDS OF THE TRUST...............................................1

INCLUDES A DESCRIPTION OF EACH FUND, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.

II. MANAGEMENT OF THE TRUST.................................................120

MANAGEMENT OF THE FUNDS; FUND EXPENSES SUB-ADVISORY ARRANGEMENTS; ADMINISTRATIVE FEE, CLASSES OF SHARES, BROKERAGE ENHANCEMENT PLAN, INVESTMENT IN TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.

III. FINANCIAL HIGHLIGHTS...................................................127

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

                          ABOUT THE FUNDS OF THE TRUST

JNL/AIM LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index consists of the 1,000 largest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CONVERTIBLE SECURITIES RISK. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-25.47%
[OBJECT OMITTED]
2002

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

In the periods shown in the chart, the Fund's highest quarterly return was 1.69% (4th quarter of 2002) and its lowest quarterly return was -14.46% (2nd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------------------------------- --------------------- --------------------
                                                                               1 year            Life of Fund*
----------------------------------------------------------------------- --------------------- --------------------
JNL/AIM Large Cap Growth Fund                                                  -25.47%              -15.75%
S&P 500 Index                                                                  -22.10%              -14.51%
Russell 1000 Growth Index                                                      -21.65%              -13.92%
----------------------------------------------------------------------- --------------------- --------------------

The Russell 1000 Growth Index is a style specific index. The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on October 29, 2001.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.90%
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.05%
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.95%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                   $97
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                 $303
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                 $525
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                              $1,166
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

INITIAL PUBLIC OFFERINGS. The Fund may participate in the initial public offering (IPO) market. Because of the Fund's small asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Large Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Geoffrey V. Keeling, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

     o Robert L. Shoss, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

The Fund's investment adviser, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment adviser, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either our Funds or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment adviser directly or indirectly owned by AMVESCAP, from serving as an investment adviser to any registered investment company, including our Funds. The Funds have been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment adviser. There can be no assurance that such exemptive relief will be granted.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN,  DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP,  INC.
          V. AMVESCP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o    RICHARD  RAVER V.  INVESCO  FUNDS GROUP,  INC.,  ET AL., in the United
          States  District  Court,   District  of  Colorado  (Civil  Action  No.
          03-F-2441), filed on December 2, 2003.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

JNL/AIM SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-27.32%
[OBJECT OMITTED]
2002

In the periods shown in the chart, the Fund's highest quarterly return was 5.91% (4th quarter of 2002) and its lowest quarterly return was -18.11% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
------------------------------------------------------------------------ --------------------- --------------------
                                                                                1 year            Life of Fund*
------------------------------------------------------------------------ --------------------- --------------------
JNL/AIM Small Cap Growth Fund                                                   -27.32%              -13.52%
S&P 500 Index                                                                   -22.10%              -14.51%
Russell 2000 Growth Index                                                       -20.48%               -7.94%
------------------------------------------------------------------------ --------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index. The Russell 2000 Growth
Index is a style specific index.
* The Fund began operations on October 29, 2001.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.95%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.02%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.97%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $99
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $309
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $536
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,190
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Small Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual, who is assisted by the Small Cap Growth Team, and is primarily responsible for the day-to-day management of the Fund's portfolio is:

     o Ryan E. Crane, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1994.

The Fund's investment adviser, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment adviser, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either our Funds or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment adviser directly or indirectly owned by AMVESCAP, from serving as an investment adviser to any registered investment company, including our Funds. The Funds have been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment adviser. There can be no assurance that such exemptive relief will be granted.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN,  DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP,  INC.
          V. AMVESCP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o    RICHARD  RAVER V.  INVESCO  FUNDS GROUP,  INC.,  ET AL., in the United
          States  District  Court,   District  of  Colorado  (Civil  Action  No.
          03-F-2441), filed on December 2, 2003.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

JNL/AIM PREMIER EQUITY II FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Premier Equity II Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities, including convertible securities. In complying with the 80% requirement, the Fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange traded funds and American Depositary Receipts. The Fund may invest in preferred stocks and debt instruments that have prospects for growth of capital.

The Fund also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase. The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-28.23%
[OBJECT OMITTED]
2002

In the periods shown in the chart, the Fund's highest quarterly return was 4.90% (4th quarter of 2002) and its lowest quarterly return was -17.11% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------------------------------- ---------------------- -------------------
                                                                               1 year            Life of Fund*
----------------------------------------------------------------------- ---------------------- -------------------
JNL/AIM Premier Equity II Fund                                                 -28.23%               -17.90%
S&P 500 Index                                                                  -22.10%               -14.51%
----------------------------------------------------------------------- ---------------------- -------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on October 29, 2001.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.85%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.04%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.89%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                 $117             $91
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                $365            $284
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                $633            $493
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                             $1,398          $1,096
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Premier Equity II Fund is AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 190 mutual funds and separate accounts which total approximately $124 billion in total net assets as of December 31, 2002. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Robert A. Shelton, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

     o Kellie Veazey, Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

     o Abel Garcia, Senior Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 2000. From 1984 to 2000, he was Senior Portfolio Manager for Waddell & Reed.

     o Meggan M. Walsh, Senior Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1991.

     o Michael Yellen, Senior Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1994.

The Fund's investment adviser, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment adviser, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either our Funds or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment adviser directly or indirectly owned by AMVESCAP, from serving as an investment adviser to any registered investment company, including our Funds. The Funds have been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment adviser. There can be no assurance that such exemptive relief will be granted.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

     o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

     o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

     o    L. SCOTT KARLIN,  DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP,  INC.
          V. AMVESCP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

     o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

     o    RICHARD  RAVER V.  INVESCO  FUNDS GROUP,  INC.,  ET AL., in the United
          States  District  Court,   District  of  Colorado  (Civil  Action  No.
          03-F-2441), filed on December 2, 2003.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

JNL/ALGER GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alger Growth Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Fund considers a large company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.

To provide flexibility to take advantage of investment opportunities, the Fund may hold a portion of its assets in money market investments and repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
13.41%  26.20%  45.66%  33.80%  -13.44% -11.97% -33.19%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -20.09% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------------- --------------------- ------------------- --------------------
                                                             1 year               5 year           Life of Fund*
----------------------------------------------------- --------------------- ------------------- --------------------
JNL/Alger Growth Fund                                        -33.19%               -0.16%               4.75%
S&P 500 Index                                                -22.10%                0.59%               7.54%
----------------------------------------------------- --------------------- ------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on October 16, 1995.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.88%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.88%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $90
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $281
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $488
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,084
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alger Growth Fund is Fred Alger Management, Inc. (Alger Management), which is located at 111 Fifth Avenue, New York, New York 10003. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which, in turn, is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. As of December 31, 2002, Alger Management had $8.4 billion in assets under management.

Fred M. Alger, III, is the key strategist for the Fund, overseeing the investments of the Fund. Mr. Alger, who founded Alger Management, has served as Chairman of the Board since 1964 and co-managed the portfolios prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung has been employed by Alger Management since 1994 as a Vice President and analyst from 1996 to 1999, as Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun has been employed by Alger Management as an Executive Vice President since September 2001, prior to which he was employed by Alger Management as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

JNL/ALLIANCE CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alliance Capital Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation, which include securities convertible into or exchangeable for common stock. Normally, the Fund invests in about 40-60 companies, with what the sub-adviser believes to be the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. The Fund invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Fund may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Fund's investments generate is incidental to the objective of capital growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. In addition, because the Fund invests in a smaller number of securities than many other equity funds, the Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
28.23%  -17.59% -14.57% 31.03%
[OBJECT OMITTED]
1999    2000    2001    2002

In the period shown in the chart, the Fund's highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -17.94% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
------------------------------------------------------------------------- ---------------------- -------------------
                                                                                 1 year            Life of Fund*
------------------------------------------------------------------------- ---------------------- -------------------
JNL/Alliance Capital Growth Fund                                                 -31.03%                -3.85%
S&P 500 Index                                                                    -22.10%                -2.25%
------------------------------------------------------------------------- ---------------------- -------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.68%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.01%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.69%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $70
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $221
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $384
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $859
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alliance Capital Growth Fund is Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2002, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with certain of its wholly owned subsidiaries, including ACMC, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly owned subsidiary of AXA, a French company.

James G. Reilly, Executive Vice President of Alliance, and Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Fund. Mr. Reilly joined Alliance in 1984. Mr. Hasnain joined Alliance in 1994. Mr. Reilly has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Hasnain has shared responsibility for the day-to-day management of the Fund since January 1999.

JNL/EAGLE CORE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle Core Equity Fund is long-term capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

     o Under the GROWTH EQUITY STRATEGY, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company's competitive advantage in the marketplace and the company's management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 7% of the total assets of the growth equity portion of the Fund, the sub-adviser typically will reduce the position to less than 7%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.

          The sub-adviser seeks securities of companies which:

          -- have projected earnings growth and return on equity greater than 10%,

          --   are dominant in their industries, and

          --   have the ability to create and sustain a competitive advantage.

     o Under the VALUE EQUITY STRATEGY, the sub-adviser looks for companies that are attractively priced either on a relative or absolute base. Such stocks typically have traditional value characteristics such as a low price-to-earnings ratio, low price-to-cash flow ratio, low price-to-sales ratio and low price-to-book value ratio. Further fundamental research is then used to screen the universe of medium and large capitalization companies to identify those stocks that exhibit many or all of the following characteristics:

          o poised to experience earnings growth in response to cyclical fluctuations in the economy,

          o presence of a catalyst to "unlock" unrealized value and stimulate investor interest, such as a new product line or management change,

          o    strong management,

          o    well-defined company strategy,

          o    financial stability, and

          o    positive industry outlook.

     o Under the EQUITY INCOME STRATEGY, the sub-adviser invests primarily in medium to large capitalization stocks with above-average dividend yields and rising dividends, seeking to provide both income and growth. The portfolio is diversified among common stocks, convertible bonds, convertible preferred stocks and Real Estate Investment Trusts. Securities in the portfolio often have value the sub-adviser believes is not fully recognized in the general market.

The sub-adviser divides the Fund's assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.

The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the characteristics applicable to the security's selection. However, the Fund may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Although the Fund emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Fund may invest in non-investment-grade securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o    NON-INVESTMENT   GRADE  RISK.  A  non-investment  grade  security  may
          fluctuate more in value, and present a greater risk of default, than a higher-rated security.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
32.35%  16.54%  23.55%  0.28%   -9.83%  -20.53%
[OBJECT OMITTED]
1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -16.65% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
   ---------------------------------------------- --------------------------- ------------------- --------------------
                                                            1 year                 5 years           Life of Fund*
   ---------------------------------------------- --------------------------- ------------------- --------------------
   JNL/Eagle Core Equity Fund                              -20.53%                   0.68%               6.17%
   S&P 500 Index                                           -22.10%                  -0.59%               5.61%
   ---------------------------------------------- --------------------------- ------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on September 16, 1996.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.77%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.03%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.80%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $82
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $255
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $444
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $990
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Fund. Mr. Ashi Parikh, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the growth equity strategy. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio for five years. Mr. Ed Cowart, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the value equity strategy. Mr. Cowart joined Eagle in July 1999, after serving as Managing Director at Banc One Investment Advisors in Columbus, Ohio for nine years. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the equity income strategy. He has been responsible for the equity income strategy since the inception of the Fund. Mr. Kirschbaum has been with Eagle since 1986.

JNL/EAGLE SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
27.64%  1.18%   19.27%  -13.25% 11.00%  -22.77%
[OBJECT OMITTED]
1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -24.08% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
 ---------------------------------------------------- ----------------------- ------------------ -------------------
                                                              1 year               5 years         Life of Fund*
 ---------------------------------------------------- ----------------------- ------------------ -------------------
 JNL/Eagle SmallCap Equity Fund                              -22.77%                -2.14%              4.53%
 Russell 2000 Index                                          -20.48%                -1.48%              3.03%
 ---------------------------------------------------- ----------------------- ------------------ -------------------

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on September 16, 1996.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.85%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.03%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.88%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $90
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $281
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $488
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,084
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

OTHER INVESTMENTS. The JNL/Eagle SmallCap Equity Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Fund. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

JNL/JPMORGAN   INTERNATIONAL   VALUE   FUND   (formerly   the  J.P.   Morgan/JNL
International & Emerging Markets Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index"). The Fund's industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser's research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or "emerging markets." The sub-adviser considers "emerging markets" to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
38.02%  -15.45% -20.33% -26.59%
[OBJECT OMITTED]
1999    2000    2001    2002

In the period shown in the chart, the Fund's highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was -24.76% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
-------------------------------------------------------------------- ------------------------ ----------------------
                                                                             1 year               Life of Fund*
-------------------------------------------------------------------- ------------------------ ----------------------
JNL/JPMorgan International Value Fund                                        -26.59%                -7.83%
SSB PMI Value EPAC Index                                                     -13.08%                -3.05%
MSCI All Country World Free (ex-U.S.) Index                                  -16.53%                -6.73%
-------------------------------------------------------------------- ------------------------ ----------------------

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.93%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.93%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $95
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $296
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $515
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,143
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan, and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

JNL/LAZARD MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Mid Cap Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity. The Russell Mid Cap Index is composed of selected common stocks of medium-size U.S. companies. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap(R) Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o    MID-CAPITALIZATION   INVESTING  RISK.  The  prices  of  securities  of
          mid-capitalization companies may fluctuate more than those of larger, more established companies.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
4.77%   25.37%  13.24%  -14.08%
[OBJECT OMITTED]
1999    2000    2001    2002

In the period shown in the chart, the Fund's highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -16.09% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
---------------------------------------------------------------------- ----------------------- --------------------
                                                                               1 year             Life of Fund*
---------------------------------------------------------------------- ----------------------- --------------------
JNL/Lazard Mid Cap Value Fund                                                 -14.08%                 3.49%
Russell MidCap(R)Index                                                         -17.44%                -0.43%
---------------------------------------------------------------------- ----------------------- --------------------

The Russell MidCap(R) Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.88%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.04%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.92%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $94
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $293
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $509
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,131
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

DERIVATIVES. The Fund may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Lazard Mid Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis. Gary Buesser, Andrew Lacey and Christopher Blake share primary responsibility for the day-to-day management of the Fund. Mr. Buesser has been with Lazard since April 2000. He is a Senior Vice President and portfolio manager. Prior to joining Lazard, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers, and Kidder Peabody. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and a Director of Lazard. Mr. Blake, a research analyst, has been with Lazard since 1995. Mr. Gullquist has been responsible for the day-to-day management of the Fund since the inception of the Fund. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively.

JNL/LAZARD SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Small Cap Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Fund's equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000 Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

The  Fund  may  invest  in  equity  securities  of  larger  U.S.   companies  or
investment-grade fixed-income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
1.96%   16.60%  17.34%  -17.22%
[OBJECT OMITTED]
1999    2000    2001    2002

In the period shown in the chart, the Fund's highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -18.94% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
---------------------------------------------------------------------- ----------------------- --------------------
                                                                               1 year             Life of Fund*
---------------------------------------------------------------------- ----------------------- --------------------
JNL/Lazard Small Cap Value Fund                                               -17.22%                 0.11%
Russell 2000 Index                                                            -20.48%                -2.68%
---------------------------------------------------------------------- ----------------------- --------------------

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.94%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.03%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.97%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $99
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $309
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $536
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,190
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Lazard Small Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis. Gary Buesser and Patrick Mullin share primary responsibility for the day-to-day management of the Fund. Mr. Buesser has been with Lazard since April 2000. He is a Senior Vice President and portfolio manager. Prior to joining Lazard, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers, and Kidder Peabody. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Gullquist and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since January 2001.

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND (formerly the JNL/Curian Enhanced S&P 500 Stock Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks. The Fund owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Within each sector, the Fund overweights stocks that the sub-adviser regards as attractive and underweights or does not hold stocks that the sub-adviser determines to be unattractive. By so doing, the Fund seeks returns that exceed those of the S&P 500 Index over the long-term while maintaining overall index characteristics.

In managing the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the sub-adviser generally employs a three-step process:

     (i) Based on quantitative research, the sub-adviser takes a comprehensive look at a company's fundamentals. This approach is designed to provide insight into a company's cashflow prospects relative to its stock price.

     (ii) The research findings allow the sub-adviser to rank the companies in each sector according to their attractiveness based on valuation, earnings quality and other characteristics determined by the research process.

     (iii)The sub-adviser buys and sells stocks for the Fund based on the ranking arising from the comprehensive quantitative model.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INVESTING RISK ARISING FROM JUDGMENT ON VALUATION. The valuation approach that is inherent to the quantitative process carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004 reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
6.85%   -11.38% -11.78% -24.94%
[OBJECT OMITTED]
1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 11.35% (4th quarter of 2001) and its lowest quarterly return was -17.77% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund                -24.94%               -12.07%
S&P 500 Index                                                                  -22.10%                -9.72%
----------------------------------------------------------------------- ----------------------- ------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 16, 1999. As of December 15, 2003, Curian
Capital, LLC (Curian) replaced J.P. Morgan Investment Management Inc. as the sub adviser to this Fund. Returns shown for the period prior to December 15, 2003 reflect the results achieved by the prior sub adviser.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.58%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.01%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.59%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $60
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $189
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $329
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $738
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In general, the sub-adviser buys stocks that it identifies as attractive based on the quantitative model and considers selling them when they get unattractive. The model itself is subject to change based on the findings and insights of the research group in Mellon Capital. Under normal market conditions, the Fund holds approximately 200-350 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also invest to some degree in money market instruments.

TEMPORARY DEFENSIVE POSITION. The Fund may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. During any period in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, forward currency contracts, swaps and exchange traded funds, for hedging and risk management, I.E., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (formerly the JNL/Curian S&P 500 Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 Index of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 500 Index performance. The Fund's ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INDEX INVESTING RISK. While the S&P 500 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 500 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          The stocks of the S&P 500 Index in which the Fund invests are considered large-capitalization stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.39%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.01%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.40%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $41
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $128
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $224
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $505
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 500 INDEX. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also investment to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND (formerly the JNL/Curian S&P 400 MidCap Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 400 Index in proportion to their market capitalization weighting in the S&P 400 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 400 Index in proportion to the weighting in the S&P 400 Index. To the extent that the Fund seeks to replicate the S&P 400 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 400 Index may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 400 Index of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 400 Index performance. The Fund's ability to achieve significant correlation between the Fund and S&P 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall

     o MID-CAPITALIZATION INVESTING RISK. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INDEX INVESTING RISK. While the S&P 400 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 400 Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.39%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.01%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.40%
-------------------------------------------------------------------------- ----------------------

*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $41
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $128
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $224
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $505
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 400 MIDCAP INDEX. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 400 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P 400 Index is weighted by its market capitalization (or the stock's price multiplied by the number of shares outstanding, as the S&P 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P 400 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares other money market mutual funds. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND (formerly the JNL/Curian Small Cap Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund's performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o MID-CAP INVESTING RISK. Mid-capitalization stocks may be more volatile in price than large-capitalization stocks that dominate the overall stock market, and often perform quite differently.

     o INDEX INVESTING RISK. While the Russell 2000 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Russell 2000 Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                     0.39%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                           0.02%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                 0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                    0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                              0.41%
-------------------------------------------------------------------------- ----------------------

*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $42
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $132
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $230
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $518
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. RUSSELL 2000 INDEX. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index. The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 Index is weighted by its market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

The inclusion of a security in the Russell 2000 in no way implies that the Frank Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R) 1 Free Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE Free Index or derivative securities economically related to the MSCI EAFE Free Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Free Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

     o INDEX INVESTING RISK. While the MSCI EAFE Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the MSCI EAFE Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing domestic companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has operating expenses and other considerations that the index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.45%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.45%
-------------------------------------------------------------------------- ----------------------

*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $46
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $144
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $252
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $567
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE MSCI EAFE FREE INDEX. The MSCI EAFE Free Index is comprised of common stocks from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Free Index in no way implies that Morgan Stanley Capital International, Inc. believes the stock to be an attractive investment, nor is Morgan Stanley Capital International, Inc. in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund's sub-adviser selects a basket of securities in order to match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o INDEX INVESTING RISK. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor bond performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund is subject to expenses and other considerations to which the index is not, and because the sub-adviser uses a sampling technique rather than full replication of the index, the Fund's performance may be lower than that of the index.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.40%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.40%
-------------------------------------------------------------------------- ----------------------

*As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $41
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $128
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $224
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $505
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE LEHMAN BROTHERS AGGREGATE BOND INDEX. The Lehman Brothers Aggregate Index is comprised of investment-grade, fixed-rate U.S. bonds, including Treasuries, corporate bonds, agency mortgage pass-through securities, and asset-backed securities. The bonds selected for the Index must meet the following criteria: (1) the maturity must be greater than one year; (2) the issue must have at least $100 million available to investors; (3) the rating must be investment grade (Baa3 or better) by Moody's Investors Service; (4) the rate must be fixed; and (5) the bond must be U.S. dollar-denominated and non-convertible. The inclusion of a bond in the Lehman Brothers Aggregate Index in no way implies that Lehman Brothers believes the bond to be an attractive investment, nor is Lehman Brothers in any way affiliated with the Fund.

DERIVATIVES. Derivatives, such as futures or options on futures, are permitted investments of the Fund. However, the Fund's sub-adviser expects to make such investments only infrequently due to the liquidity provided by the Fund's principal investments. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/OPPENHEIMER GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    MID-CAP  INVESTING  RISK.  The  stock  prices  of   mid-capitalization
          companies may tend to fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o INDUSTRY FOCUS RISK. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o CYCLICAL OPPORTUNITIES RISK. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-22.33%
[OBJECT OMITTED]
2002

In the period shown in the chart, the Fund's highest quarterly return was 3.30% (4th quarter of 2002) and its lowest quarterly return was -18.48% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
-------------------------------------------------------------------- ------------------------ --------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ------------------------ --------------------
JNL/Oppenheimer Global Growth Fund                                           -22.33%               -17.85%
Morgan Stanley Capital International World Index                             -21.06%               -20.12%
-------------------------------------------------------------------- ------------------------ --------------------

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2001.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.85%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.85%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $87
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $271
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $471
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,049
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     o Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide,

     o    Companies that stand to benefit from global growth trends,

     o Businesses with strong competitive positions and high demand for their products or services,

     o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at 498 7th Avenue, New York, New York 10018. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

William L.Wilby, Senior Vice President of Oppenheimer, has been responsible for the day-to-day management of the Fund's portfolio since the inception of the Fund. He joined Oppenheimer in 1991. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and Ph.D. in international economics from the University of Colorado. He has earned the right to use the Chartered Financial Analyst designation.

JNL/OPPENHEIMER GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having, at the time of purchase a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o MID-CAP INVESTING RISK. The prices of stocks of mid-capitalization companies may fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-25.29%
[OBJECT OMITTED]
2002

In the period shown in the chart, the Fund's highest quarterly return was -3.17% (4th quarter of 2002) and its lowest quarterly return was -11.36% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
-------------------------------------------------------------------- ------------------------ --------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ------------------------ --------------------
JNL/Oppenheimer Growth Fund                                                  -25.29%               -18.97%
S&P 500 Index                                                                -22.10%               -18.33%
-------------------------------------------------------------------- ------------------------ --------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2001.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.80%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.80%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $82
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $255
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $444
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $990
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. The Fund portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:

     o    Companies that are established and well-known in the marketplace

     o    Companies with above-average earnings growth

     o Companies in high-growth market sectors that are leaders within their sectors

     o Growth rates that the portfolio manager believes may be sustainable over time.

TEMPORARY DEFENSIVE POSITION. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment-grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund's shares or portfolio securities or to meet anticipated redemptions of Fund shares. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at 498 7th Avenue, New York, New York 10018. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

Alan Gilston, Vice President of Oppenheimer, is primarily responsible for the day-to-day management of the Fund. He has over 22 years of investment experience as a portfolio manager and technology analyst. He joined Oppenheimer in 1997, prior to which he was a portfolio manager for Schroder Capital Management International. Mr. Gilston holds a BBA in Business Administration from the Bernard M. Baruch College and a MBA in Business Administration from St. John's University.

JNL/PIMCO TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

          For bonds, market risk includes credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of a security will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise causing the value of bonds, including those held by the Fund, to fall. A broad-based market drop also may cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-0.26%  11.75%  9.52%   8.85%
[OBJECT OMITTED]
1999    2000    2001    2002

In the period shown in the chart, the Fund's highest quarterly return was 6.14% (3rd quarter of 2001) and its lowest quarterly return was -1.57% (2nd quarter of 1999).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
---------------------------------------------------------------------- ------------------------ ------------------
                                                                               1 year             Life of Fund*
---------------------------------------------------------------------- ------------------------ ------------------
JNL/PIMCO Total Return Bond Fund                                                 8.85%                 7.27%
Lehman Brothers Aggregate Bond Index                                            10.26%                 7.28%
---------------------------------------------------------------------- ------------------------ ------------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.60%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.60%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $61
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $192
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $335
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $750
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Fund may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Fund may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Fund may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed-delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971. PIMCO is indirectly owned and controlled by Allianz A.G.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Fund. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Pacific Investment Management Company LLC ("PIMCO"), which serves as sub-adviser to the JNL/PIMCO Total Return Bond Fund (the "Fund") and certain of PIMCO's affiliates. The complaint alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain series of the PIMCO Funds: Pacific Investment Management Series ("PIMS Funds"), for which PIMCO serves as investment adviser and the PIMCO
Funds: Multi-Manager Series ("MMS Funds"). In addition, PIMCO and certain of its affiliates have been named as defendants in a putative class action lawsuit filed in U.S. District Court, District of New Jersey, on February 20, 2004, relating to alleged facts similar to those iterated in the New Jersey Attorney General's complaint. The putative class action lawsuit seeks unspecified compensatory damages.

In November 2003, the Securities and Exchange Commission (the "Commission") settled an enforcement action against a broker-dealer not affiliated with PIMCO, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. Pursuant to that announcement, PIMCO and certain of its affiliates are under investigation by the Commission relating to directed brokerage and revenue sharing arrangements. PIMCO and certain of its affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements, including revenue sharing arrangements, of the MMS Funds and PIMS Funds. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, on behalf of certain shareholders of the PIMS Funds and MMS Funds, generally alleges that the respective investment adviser to the funds inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above.

PIMCO believes that other similar lawsuits may be filed in federal or state courts naming PIMCO and certain of its affiliates as defendants. These suits may be commenced as putative class actions or individual actions on behalf of investors who purchased, held or redeemed shares of certain MMS Funds and PIMS Funds during specified periods, or as derivative actions on behalf of these funds.

None of the allegations concerning PIMCO or its affiliates relate to the JNL/PIMCO Total Return Bond Fund. It is possible these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PIMCO believes that these matters will not have a material adverse effect on the Fund or on PIMCO's ability to perform its investment advisory services to the Fund.

While litigation or regulatory actions in connection with the matters discussed above may be brought against PIMCO or its affiliates in the future, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

JNL/PPM AMERICA BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Balanced Fund is reasonable income, long-term capital growth and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and fixed-income securities of U.S. companies, but may also invest in securities convertible into common stocks, deferred debt obligations and zero coupon bonds. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is approximately 45-75% of its assets in equities and 25-55% in fixed-income securities.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities. However, the Fund may take a modest position in lower- or non-rated fixed-income securities, and if, in the sub-adviser's opinion, market conditions warrant, may increase its position in lower- or non-rated securities from time to time.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
10.81%  18.43%  10.06%  -0.11%  8.25%   10.57%  -1.93%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 9.77% (2nd quarter of 1997) and its lowest quarterly return was -11.16% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
--------------------------------------------- ---------------------------- -------------------- --------------------
                                                        1 year                   5 year            Life of Fund*
--------------------------------------------- ---------------------------- -------------------- --------------------
JNL/PPM America Balanced Fund                            -1.93%                  5.23%                9.17%
S&P 500 Index                                           -22.10%                 -0.59%                8.66%
Lehman Brothers Aggregate Bond Index                     10.26%                  7.53%                7.58%
--------------------------------------------- ---------------------------- -------------------- --------------------

Each of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.61%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.01%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.62%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $62
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $195
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $340
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $762
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/PPM America Balanced Fund invests primarily in common stocks and fixed-income securities.

DERIVATIVES. The Fund may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in cash equivalents, such as U.S. government securities and high-grade commercial paper. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PPM America Balanced Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM has supervised and managed the investment portfolio of the Fund since May 1, 1997.

JNL/PPM AMERICA HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The primary investment objective of the JNL/PPM America High Yield Bond Fund is to provide a high level of current income; its secondary investment objective is capital appreciation by investing in fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing in a diversified portfolio of long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities of U.S. and foreign issuers, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. The Fund will invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in "junk bonds," which are bonds rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by the sub-adviser to be of comparable quality. However, the Fund will not invest more than 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of comparable quality. In pursuing its secondary investment objective of capital appreciation, the Fund may purchase high-yield bonds that the sub-adviser expects will increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Fund may invest for this purpose up to 20% of its assets in equity securities, such as common stocks or securities convertible into or exchangeable for common stock.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in the securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Treating high current income as its primary investment objective means that the Fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
12.90%  15.05%  3.84%   1.09%   -5.62%  5.67%   2.05%
[OBJECT OMITTED]
1996    1997    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 5.71% (3rd quarter of 1997) and its lowest quarterly return was -4.58% (4th quarter of 2000).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
--------------------------------------------------------- --------------- ------------------ ----------------------
                                                              1 year           5 year            Life of Fund*
--------------------------------------------------------- --------------- ------------------ ----------------------
JNL/PPM America High Yield Bond Fund                           2.05%            1.33%                 5.21%
Lehman Brothers High Yield Index                              -1.41%            0.38%                 4.43%
--------------------------------------------------------- --------------- ------------------ ----------------------

The Lehman Brothers High Yield Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.62%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.62%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $63
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $199
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $346
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $774
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund invests the majority of its assets under normal market conditions in U.S. corporate bonds of below investment-grade quality and with maturities exceeding three years.

CURRENCIES AND DERIVATIVES. In addition to investing in securities of foreign issuers, the Fund may also hold a portion of its assets in foreign currencies and enter into forward currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. Investment in derivative instruments involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund. If the sub-adviser uses derivatives in an attempt to `hedge" the overall risk of the portfolio, that strategy may not be successful due, for example, to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

OTHER INVESTMENTS. The Fund may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The actual payment for and delivery of when-issued securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of such securities can result in a loss if their value declines prior to the settlement date. This can occur, for example, if interest rates increase prior to settlement.

ZERO-COUPON BONDS. The Fund may invest without limit in zero coupon bonds. The prices of zero-coupon bonds tend to fluctuate more widely in response to changes in interest rates than the prices of bonds that pay current interest.

TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/PPM AMERICA MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in the following types of high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.

     o Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

     o Corporate obligations, including commercial paper, of domestic and foreign issuers;

     o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o RISK OF INVESTMENT IN BANKING INDUSTRY. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
4.87%   5.01%   4.99%   4.67%   5.83%   3.45%   1.07%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 1.50% (4th quarter of 2000) and its lowest quarterly return was 0.23% (4th quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B and C shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
 -------------------------------------------------------- ---------------- ------------------ -----------------------
                                                              1 year            5 year            Life of Fund*
 -------------------------------------------------------- ---------------- ------------------ -----------------------
 JNL/PPM America Money Market Fund                              1.07%                3.98%           4.34%
 Merrill Lynch Treasury Bill Index (3 month)                    1.71%                4.36%           4.69%
 -------------------------------------------------------- ---------------- ------------------ -----------------------

The 7-day yield of the Fund on December 31, 2002, was 0.71%. The Merrill Lynch
Treasury Bill Index is a broad-based unmanaged index.
* The Fund began operations on May 15, 1995.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------
-------------------------------------------------------------------- ---------------------
                                                                           CLASS B
-------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                0.40%
-------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------- ---------------------
Estimated Distribution (12b-1) Expense                                       0.00%
-------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------- ---------------------
12b-1 Service Fee                                                            0.00%
-------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------- ---------------------
Other Expenses                                                               0.00%
-------------------------------------------------------------------- ---------------------
-------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                         0.40%
-------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------- ----------------------
EXPENSE EXAMPLE                                                 CLASS B
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
1 Year                                                            $41
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
3 Years                                                          $128
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
5 Years                                                          $224
-------------------------------------------------------- ----------------------
-------------------------------------------------------- ----------------------
10 Years                                                         $505
-------------------------------------------------------- ----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PPM America Money Market Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/PPM AMERICA VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund primarily seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2002.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.65%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.13%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.78%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $80
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $249
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $433
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $966
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PPM America Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/PUTNAM EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Equity Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Fund may invest a portion of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
26.81%  21.88%  34.93%  29.41%  -17.85% -25.01% -24.10%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -20.21% (1st quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
---------------------------------------------------------- ------------------ ------------------ -----------------
                                                                1 year                 5 year     Life of Fund*
---------------------------------------------------------- ------------------ ------------------ -----------------
JNL/Putnam Equity Fund                                         -24.10%                -3.97%          6.41%
S&P 500 Index                                                  -22.10%              -0.59%            8.66%
---------------------------------------------------------- ------------------ ------------------ -----------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.79%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.06%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.85%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $87
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $271
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $471
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,049
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long-term.

DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


The Fund is managed by the U.S. Core Equity Team at Putnam. The team is headed by Paul Warren, Managing Director and Chief Investment Officer of the U.S. Core Equity and Global Core Equity teams. Mr. Warren joined Putnam in 1997 and has 21 years of investment experience. Prior to that, Mr. Warren was Director, Market Specialist for Japan with IDS Fund Management/Pilgrim BaxterAsia LLC.

JNL/PUTNAM INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam International Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Fund normally has at least three countries represented in its portfolio, including both developed and emerging markets.

The Fund seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The sub-adviser's process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.

The sub-adviser selects stocks through a bottom up process, using its valuation approach to identify significantly mispriced companies. Its expertise is in identifying stocks selling for less than their real or relative worth regardless of the type of company (i.e., growth, cyclical, or mature) or the current market environment. The sub-adviser begins by screening its international stock database of over 5,500 non-U.S. companies to identify those companies which are potentially mispriced and merit further analysis. Stocks passing this initial valuation screen are then subjected to a rigorous process. The decision to purchase a stock is based on the combined judgment of the sub-adviser's International Core Equity portfolio management team, and their decision must be unanimous. A representative of the sub-adviser typically visits all companies before a purchase decision is finalized.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2000, Putnam Investment Management, Inc. replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Fund. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31(Pre-May 2000 results achieved by prior sub-adviser)*
13.91%  2.65%   14.43%  32.11%  -13.99% -20.29% -20.58%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -22.59% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
 --------------------------------------------- -------------------------- -------------------- ----------------------
                                                        1 year                  5 year             Life of Fund*
 --------------------------------------------- -------------------------- -------------------- ----------------------
 JNL/Putnam International Equity Fund                   -20.58%                 -3.81%                0.41%
 Morgan Stanley Europe and Australasia, Far
 East Equity Index                                      -17.52%                 -4.33%               -1.36%
 --------------------------------------------- -------------------------- -------------------- ----------------------

The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International, Inc.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       1.03%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.03%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                1.06%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                 $108
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $337
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $585
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,294
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam International Equity Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the International Core Equity team at Putnam. The team is managed by Joshua Byrne, Managing Director and Senior Portfolio Manager, and Simon Davis, Senior Vice President and Senior Portfolio Manager. Mr. Byrne has been employed by Putnam since 1992 and has over 14 years of investment experience. Mr. Davis joined Putnam in 2000 and has over 15 years of investment experience.

JNL/PUTNAM MIDCAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Midcap Growth Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in common stocks of U.S. mid-capitalization companies, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Fund makes.

     o MID-CAPITALIZATION INVESTING RISK. The prices of equity securities of mid-capitalization companies may fluctuate more than equity securities of larger, more-established companies..

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-26.97% -29.32%
[OBJECT OMITTED]
2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 24.87% (4th quarter of 2001) and its lowest quarterly return was -32.20% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
------------------------------------------------------------------- -------------------------- --------------------
                                                                             1 year               Life of Fund*
------------------------------------------------------------------- -------------------------- --------------------
JNL/Putnam Midcap Growth Fund                                                -29.32%                -22.22%
Russell MidCap(R)Growth Index                                                -14.51%                 -3.63%
------------------------------------------------------------------- -------------------------- --------------------

The Russell MidCap(R) Growth Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.85%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.05%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.90%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $92
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $287
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $498
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,108
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

PORTFOLIO TURNOVER. The Fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Midcap Growth Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Mid Cap Growth team at Putnam. The team is managed by Paul Marrkand, Senior Vice President and Senior Portfolio Manager, and Kevin Divney, Senior Vice President and Senior Portfolio Manager. Mr. Marrkand joined Putnam in 1987 and has over 18 years of investment experience. Mr. Divney joined Putnam in 1997 and has 15 years of investment experience.

JNL/PUTNAM VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Value Equity Fund is capital growth, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $4 billion or greater.

The sub-adviser typically selects companies whose stocks have above-average valuations described by dividend yield, price/sale, price/earnings or price/book dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Fund's exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
24.33%  21.82%  12.48%  -1.04%  6.96%   -6.32%  -19.87%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 16.64% (4th quarter of 1998) and its lowest quarterly return was -17.36% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------- -------------------------- -------------------- --------------------
                                                         1 year                  5 year            Life of Fund*
----------------------------------------------- -------------------------- -------------------- --------------------
JNL/Putnam Value Equity Fund                             -19.87%                 -2.22%                6.86%
S&P 500 Index                                            -22.10%                 -0.59%                8.66%
----------------------------------------------- -------------------------- -------------------- --------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by PPM America, Inc.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.78%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.03%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.81%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $83
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $259
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $450
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,002
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Value Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Large Cap Value team at Putnam. The team is headed by Deborah F. Kuenstner, CFA, Managing Director and Chief Investment Officer of the group. In this role, she heads the team managing large-cap value equity portfolios for retail and institutional clients. Ms. Kuenstner joined Putnam in 1997 as Senior Vice President and Senior Portfolio Manager in the International Core and Value Equity Group. In 1998, she was promoted to Chief Investment Officer of the International Value Equities team. A Chartered Financial Analyst, Ms. Kuenstner has 20 years of investment experience. Before joining Putnam, Ms. Kuenstner was a Senior Portfolio Manager of International Equities from 1989 through 1997 at DuPont Pension Fund Investment.

JNL/SALOMON BROTHERS GLOBAL BOND FUND

INVESTMENT OBJECTIVE. The primary investment objective of the JNL/Salomon Brothers Global Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers Global Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income investments. The sub-adviser has broad discretion to invest the Fund's assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. government securities and mortgage-and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The sub-adviser may invest in medium or lower-rated securities. The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.

In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Fund and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. The sub-adviser anticipates that, under current market conditions, the Fund's portfolio securities will have a weighted average life of 4 1/2 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
14.39%  10.66%  2.46%   1.87%   7.28%   6.71%   8.38%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 4.86% (2nd quarter of 1997) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
-------------------------------------------------- -------------------- --------------------- ---------------------
                                                         1 year                5 year            Life of Fund*
-------------------------------------------------- -------------------- --------------------- ---------------------
JNL/Salomon Brothers Global Bond Fund                     8.38%                5.30%               7.65%
Salomon Brothers Broad Investment Grade Bond
Index                                                    10.09%                7.52%               7.86%
-------------------------------------------------- -------------------- --------------------- ---------------------

The Salomon Brothers Broad Investment Grade Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.75%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.75%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $77
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $240
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $417
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $930
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers Global Bond Fund is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM's business offices are located at 399 Park Avenue, New York, New York 10022.

In connection with SBAM's service as sub-adviser to the Fund, Citigroup Asset Management Limited ("CAM Ltd"), whose business address is Citigroup Center, Canada Square, London E14 5LB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar-denominated debt securities for the benefit of the Fund. CAM Ltd. is compensated by SBAM at no additional expense to the Trust. CAM Ltd is an indirect, wholly owned subsidiary of Citigroup Inc.

Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund since the inception of the Fund. Beth Semmel assists Mr. Wilby in the day-to-day management of the Fund. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SBAM. Ms. Semmel joined SBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Fund since inception of the Fund.

David J. Scott, a Managing Director and Senior Portfolio Manager of SBAM, is primarily responsible for currency transactions and investments in non-dollar-denominated debt securities for the Fund. Mr. Scott joined SBAM in 1994.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. government securities portions of the Fund. Mr. Lavan joined SBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers U.S. Government & Quality Bond Fund is to obtain a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers U.S. Government & Quality Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

     (i)  U.S. treasury obligations;

     (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;

     (iii)mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

     (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

     (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; and

     (vi) repurchase agreements collateralized by any of the foregoing.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the sub-adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o    MORTGAGE-BACKED   SECURITIES  RISK.   Investments  in  mortgage-backed
          securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
2.58%   9.16%   9.40%   -2.50%  11.50%  6.92%   11.47%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 6.54% (3rd quarter of 2002) and its lowest quarterly return was -2.13% (1st quarter of 1996).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
------------------------------------------------------------- ----------------- --------------- ------------------
                                                                   1 year           5 year        Life of Fund*
------------------------------------------------------------- ----------------- --------------- ------------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund            11.47%          7.22%            7.17%
Salomon Brothers Treasury Index                                     11.64%          7.72%            7.82%
------------------------------------------------------------- ----------------- --------------- ------------------

The Salomon Brothers Treasury Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.58%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.58%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $59
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $186
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $324
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $726
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers U.S. Government & Quality Bond Fund is Salomon Brothers Asset Management Inc. (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM's business offices are located at 388 Greenwich Street, New York, NY 10013.

Roger Lavan is primarily responsible for the day-to-day management of the Fund. Mr. Lavan joined SBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in common stocks. The Fund concentrates its investments in growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The sub-adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, hybrids, forward currency contracts, indexed securities and asset-backed securities, involves special risks. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
22.59%  29.47%  27.78%  21.77%  -0.34%  -10.23% -23.33%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -15.30% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
--------------------------------------------------- ---------------------- -------------------- -------------------
                                                           1 year                5 year           Life of Fund*
--------------------------------------------------- ---------------------- -------------------- -------------------
JNL/T. Rowe Price Established Growth Fund                 -23.33%                 1.31%                9.91%
S&P 500 Index                                             -22.10%                -0.59%                8.66%
--------------------------------------------------- ---------------------- -------------------- -------------------

The S&P 500 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.72%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.02%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.74%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $76
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $237
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $411
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                               $918
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Robert W. Smith, as Committee Chairman, is responsible for the day-to-day management of the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Smith is a Vice President and Equity Portfolio Manager for T. Rowe. Mr. Smith joined T. Rowe in 1992 and has been managing investments since 1987. Mr. Smith has had responsibility for the day-to-day management of the Fund since February 21, 1997.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company. The sub-adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P MidCap 400 Index or the Russell Midcap(R) Growth Index - as of December 31, 2002, generally between $109 million and $15.7 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.

The sub-adviser relies on its proprietary research to identify mid-capitalization companies with attractive growth prospects. The Fund seeks to invest primarily in companies that: (i) offer proven products or services; (ii) have a historical record of earnings growth that is above average; (iii) demonstrate the potential to sustain earnings growth; (iv) operate in industries experiencing increasing demand; and/or (v) have stock prices the sub-adviser believes are undervalued in the marketplace.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o MID-CAP INVESTING RISK. Stocks of mid-capitalization companies entail greater risk and are usually more volatile than shares of larger companies.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
23.47%  18.21%  21.49%  24.01%  7.16%   -1.49%  -21.93%
[OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -19.54% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
-------------------------------------------------------------- ----------------- --------------- ------------------
                                                                    1 year           5 year        Life of Fund*
-------------------------------------------------------------- ----------------- --------------- ------------------
JNL/T. Rowe Price Mid-Cap Growth Fund                              -21.93%           4.42%           11.78%
S&P MidCap 400 Index                                               -14.51%           6.40%           12.47%
-------------------------------------------------------------- ----------------- --------------- ------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.83%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.01%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.84%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $86
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $268
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $466
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,037
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may also invest in securities other than U.S. common stocks, including foreign securities, futures and options, convertible securities, and warrants, in keeping with Fund objectives.

The Fund may invest up to 25% of its assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

DERIVATIVES. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Brian W. Berghuis, Committee Chairman has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Berghuis, a Vice President of T. Rowe, has been managing investments since joining T. Rowe in 1985 and has had day-to-day responsibility for managing the Fund since the inception of the Fund.

JNL/T. ROWE PRICE VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's sub-adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. In selecting investments, the sub-adviser generally looks for the following:

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks, and they are typically more volatile than larger, more established ones.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
0.78%   -16.84%
[OBJECT OMITTED]
2001    2002

In the periods shown in the chart, the Fund's highest quarterly return was 11.26% (4th quarter of 2001) and its lowest quarterly return was -18.88% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares, which are not offered in this prospectus. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
-------------------------------------------------------------------------- ----------------- ----------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ----------------- ----------------------
JNL/T. Rowe Price Value Fund                                                    -16.84%              -2.17%
Russell 1000 Value Index                                                        -17.49%              -7.86%
-------------------------------------------------------------------------- ----------------- ----------------------

The Russell 1000 Value Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------- ----------------------
                                                                                  CLASS B
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                       0.80%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense*                                             0.02%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                   0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Other Expenses                                                                      0.00%
-------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                0.82%
-------------------------------------------------------------------------- ----------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                      CLASS B
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
1 Year                                                                  $84
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
3 Years                                                                $262
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
5 Years                                                                $455
------------------------------------------------------------ -------------------------
------------------------------------------------------------ -------------------------
10 Years                                                             $1,014
------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

OTHER INVESTMENTS. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:

     o    futures and options

     o    preferred stocks

     o    convertible securities and warrants

     o    fixed  income   securities,   including  lower  quality   (high-yield,
          high-risk bonds) commonly referred to as "junk bonds" (up to 10% of total assets)

     o hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options

     o    private placements.

If the Fund uses hybrids, futures and options (potentially high risk derivatives), it will be exposed to additional volatility and potential losses.

Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Since March 2003, John D. Linehan, Committee Chairman, has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Linehan, a Vice President of T. Rowe, joined T. Rowe in 1998 and has been a member of the Fund's committee since 2001.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company
(JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC which served as investment adviser to the Trust from July 1, 1998 until January 31, 2001. Jackson National Financial Services, Inc. served as investment adviser from the inception of the Trust until July 1, 1998.

MANAGEMENT FEE

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund. Each JNL/S&P Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

............................................... ................................... .................................
                                                                                         ADVISORY FEE (ANNUAL RATE
                                                                                              BASED ON AVERAGE NET
FUND                                           ASSETS                                         ASSETS OF EACH FUND)
----                                           ------                                                       ------
............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Large Cap Growth Fund                  $0 to $300 million                                              .80%
                                               Over $300 million                                               .75%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Small Cap Growth Fund                  $0 to $300 million                                              .85%
                                               Over $300 million                                               .80%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Premier Equity II Fund                 $0 to $300 million                                              .75%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alger Growth Fund                          $0 to $300 million                                             .775%
                                               $300 million to $500 million                                    .75%
                                               Over $500 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alliance Capital Growth Fund               $0 to $250 million                                             .575%
                                               Over $250 million                                               .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle Core Equity Fund                     $0 to $50 million                                               .70%
                                               $50 million to $300 million                                     .65%
                                               Over $300 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle SmallCap Equity Fund                 $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               Over $500 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Enhanced S&P     $0 to $50 million                                               .50%
500 Stock Index Fund                           Over $50 million                                                .45%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 500 Index    $0 to $500 million                                              .29%
Fund                                           Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 400 MidCap   $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Small Cap        $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/JPMorgan International Value Fund          $0 to $50 million                                              .775%
                                               $50 million to $200 million                                     .75%
                                               $200 million to $350 million                                    .70%
                                               Over $350 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Mid Cap Value Fund                  $0 to $150 million                                             .775%
                                               $150 million to $300 million                                   .725%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Small Cap Value Fund                $0 to $50 million                                               .85%
                                               $50 million to $150 million                                     .80%
                                               $150 million to $300 million                                   .775%
                                               Over $300 million                                              .725%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management International    $0 to $500 million                                              .30%
Index Fund                                     Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Bond Index Fund  $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Global Growth Fund             $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Growth Fund                    $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PIMCO Total Return Bond Fund               All assets                                                      .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America Balanced Fund                  $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America High Yield Bond Fund           $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America Money Market Fund              $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PPM America Value Fund                     $0 to $300 million                                              .55%
                                               $300 million to $500 million                                    .50%
                                               Over $500 million                                               .45%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Equity Fund                         $0 to $150 million                                              .70%
                                               $150 million to $300 million                                    .65%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam International Equity Fund           $0 to $50 million                                               .90%
                                               $50 million to $150 million                                     .85%
                                               $150 million to $300 million                                    .80%
                                               $300 million to $500 million                                    .75%
                                               Over $500 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Midcap Growth Fund                  $0 to $300 million                                              .75%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Value Equity Fund                   $0 to $150 million                                              .70%
                                               $150 million to $300 million                                    .65%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers Global Bond Fund          $0 to $150 million                                              .65%
                                               $150 million to $500 million                                    .60%
                                               Over $500 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers U.S. Government &         $0 to $150 million                                              .50%
Quality Bond Fund                              $150 million to $300 million                                    .45%
                                               $300 million to $500 million                                    .40%
                                               Over $500 million                                               .35%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Established Growth Fund      $0 to $150 million                                              .65%
                                               Over $150 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Mid-Cap Growth Fund          $0 to $150 million                                              .75%
                                               Over $150 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Value Fund                   $0 to $300 million                                              .70%
                                               Over $300 million                                               .65%
............................................... ................................... .................................

SUB-ADVISORY ARRANGEMENTS

The Adviser selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser, except SPIAS, implements such programs by purchases and sales of securities. Because the investments of the Funds for which SPIAS is sub-adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation. Each sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the Securities and Exchange Commission that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o performing initial due diligence on prospective sub-advisers for the Funds;

     o    monitoring the performance of sub-advisers;

     o    communicating performance expectations to the sub-advisers; and

     o    ultimately   recommending   to  the  Board  of   Trustees   whether  a
          sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund, except the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/Putnam International Equity Fund, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of ..10% of the average daily net assets of the Fund. The JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/Putnam International Equity Fund pay an Administrative Fee of .15%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

                                CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except (i) the JNL/PPM America Money Market Fund has three classes of shares (Class A, Class B and Class C) and (ii) the JNL/S&P Funds have one class of shares. The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This prospectus offers one class of shares. Under the multi-class structure, the Class A shares and Class B shares of each Fund, and the Class A, Class B and Class C shares of the JNL/PPM America Money Market Fund, represent interests in the same portfolio of securities, and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class. "Class expenses" will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                           BROKERAGE ENHANCEMENT PLAN

All Funds of the Trust except the JNL/PPM America Money Market Fund and each of the JNL/S&P Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions ("Brokerage Payments") to introducing brokers to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. The duty of best price and execution still applies to these transactions.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one Fund of the Trust to inure to the benefit of other Funds as well. Authorized use of broker commissions under the Plan is not expected to increase the brokerage costs of the Trust.

On September 25, 2003, the Board of Trustees of the Trust, including all of the disinterested Trustees (within the meaning of the Investment Company Act of 1940, as amended), approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund. Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with JNLD, dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Current shareholders of each Fund, who will become the Class A shareholders of that Fund under the multi-class plan, must approve the Amended Plan before it becomes effective for that Fund.

Jackson National Life Distributor ("JNLD"), as principal underwriter, to the extent consistent with existing law, and the Amended Plan, may use the Rule 12b-1 fee to reimburse itself or compensate broker-dealers, administrators or others for providing distribution, administrative, or other services with respect to Class A shares. At the September 25, 2003 meeting, the Board also approved an Amendment to the Trust's existing Distribution Agreement reflecting these changes to the Plan. Current shareholders of each affected Fund, who will become Class A Shareholders of that Fund, must approve the Amended Plan before it may become effective for that Fund. This description of the Amended Plan and the Amendment to the Distribution Agreement is qualified in its entirety by reference to the Amended Plan, the current Distribution Agreement, and the Amendment to the Distribution Agreement.

For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the SAI.

                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Funds at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.

Shares of the Funds are not available to the general public directly. Some of the Funds are managed by sub-advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.
The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in shares of the Fund. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for 2001 and 2002 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2003 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.


JNL SERIES TRUST (6/30/03 Unaudited)
Financial Highlights

                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND

            06/30/03               $    8.16         $ (0.01)             $ 1.10             $ 1.09
            12/31/02                   10.97           (0.03)              (2.76)             (2.79)
       10/29(a)-12/31/01               10.00               -                0.97               0.97
----------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND

            06/30/03                    7.90               -                0.63               0.63
            12/31/02                   11.05           (0.03)              (3.09)             (3.12)
       10/29(a)-12/31/01               10.00               -                1.05               1.05
----------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND

            06/30/03                    8.43           (0.03)               1.39               1.36
            12/31/02                   11.60           (0.07)              (3.10)             (3.17)
       10/29(a)-12/31/01               10.00           (0.01)               1.61               1.60

----------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND

            06/30/03                   10.91           (0.01)               1.86               1.85
            12/31/02                   16.33           (0.04)              (5.38)             (5.42)
            12/31/01                   18.58           (0.04)              (2.18)             (2.22)
            12/31/00                   22.91           (0.01)              (3.08)             (3.09)
            12/31/99                   18.95           (0.03)               6.42               6.39
            12/31/98                   13.56               -                6.20               6.20
----------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND

            06/30/03                   7.98            (0.01)               0.85               0.84
            12/31/02                  11.57            (0.01)              (3.58)             (3.59)
            12/31/01                  13.55                -               (1.97)             (1.97)
            12/31/00                  16.64                -               (2.93)             (2.93)
            12/31/99                  13.28            (0.01)               3.76               3.75
       03/02(a)-12/31/98              10.00            (0.01)               3.29               3.28
----------------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND

            06/30/03                  11.45                -                1.18               1.18
            12/31/02                  14.53             0.10               (3.08)             (2.98)
            12/31/01                  16.21             0.07               (1.67)             (1.60)
            12/31/00                  18.47             0.08               (0.08)                 -
            12/31/99                  15.91             0.11                3.63               3.74
            12/31/98                  13.75             0.10                2.17               2.27
----------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND
            06/30/03                  12.01            (0.05)               1.81               1.76
            12/31/02                  15.55            (0.08)              (3.46)             (3.54)
            12/31/01                  14.20            (0.41)               1.97               1.56
            12/31/00                  16.97            (0.04)              (2.23)             (2.27)
            12/31/99                  14.82            (0.04)               2.88               2.84
            12/31/98                  14.73            (0.06)               0.23               0.17
----------------------------------------------------------------------------------------------------------






                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND

            06/30/03                      $ -                   $ -            $ -              $  9.25
            12/31/02                        -                 (0.02)             -                 8.16
       10/29(a)-12/31/01                    -                     -              -                10.97
----------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND

            06/30/03                        -                     -              -                 8.53
            12/31/02                        -                 (0.03)             -                 7.90
       10/29(a)-12/31/01                    -                     -              -                11.05
----------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND

            06/30/03                        -                     -              -                 9.79
            12/31/02                        -                     -              -                 8.43
       10/29(a)-12/31/01                    -                     -              -                11.60
----------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND

            06/30/03                        -                     -              -                12.76
            12/31/02                        -                     -              -                10.91
            12/31/01                        -                 (0.03)             -                16.33
            12/31/00                        -                 (1.24)             -                18.58
            12/31/99                        -                 (2.43)             -                22.91
            12/31/98                        -                 (0.81)             -                18.95
----------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND

            06/30/03                        -                     -              -                 8.82
            12/31/02                        -                     -              -                 7.98
            12/31/01                    (0.01)                    -              -                11.57
            12/31/00                        -                 (0.16)             -                13.55
            12/31/99                        -                 (0.39)             -                16.64
       03/02(a)-12/31/98                    -                     -              -                13.28
----------------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND

            06/30/03                        -                     -              -                12.63
            12/31/02                    (0.10)                    -              -                11.45
            12/31/01                    (0.07)                (0.01)             -                14.53
            12/31/00                    (0.09)                (2.17)             -                16.21
            12/31/99                    (0.11)                (1.07)             -                18.47
            12/31/98                    (0.09)                (0.02)             -                15.91
----------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND

            06/30/03                        -                     -              -                13.77
            12/31/02                        -                     -              -                12.01
            12/31/01                        -                 (0.21)             -                15.55
            12/31/00                        -                 (0.50)             -                14.20
            12/31/99                        -                 (0.69)             -                16.97
            12/31/98                        -                 (0.08)             -                14.82
----------------------------------------------------------------------------------------------------------





                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND

            06/30/03                         13.36 %     $ 16,911          91.64%            1.10 %
            12/31/02                        (25.47)         6,857         180.06             1.10
       10/29(a)-12/31/01                      9.70          6,058          14.93             1.10
------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND

            06/30/03                          7.97         16,191          38.31             1.05
            12/31/02                        (28.23)        12,647          90.14             1.05
       10/29(a)-12/31/01                     10.50         14,101           5.81             1.05
------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND

            06/30/03                         16.13         19,748          12.73             1.15
            12/31/02                        (27.32)        12,915          46.22             1.15
       10/29(a)-12/31/01                     16.00          7,665           3.86             1.15
------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND

            06/30/03                         16.96        202,153          88.18             1.08
            12/31/02                        (33.19)       175,439         236.63             1.08
            12/31/01                        (11.97)       341,162          86.80             1.07
            12/31/00                        (13.44)       459,577          88.34             1.07
            12/31/99                         33.80        400,639         122.58             1.07
            12/31/98                         45.66        164,948         121.39             1.06
------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND

            06/30/03                         10.53        103,454          26.53             0.88
            12/31/02                        (31.03)        86,891          54.13             0.88
            12/31/01                        (14.57)       140,511          65.21             0.87
            12/31/00                        (17.59)        92,981          47.01             0.87
            12/31/99                         28.23         18,256          51.15             0.88
       03/02(a)-12/31/98                     32.80          4,573         136.69             0.93
-----------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND

            06/30/03                         10.31        183,083          45.76             0.97
            12/31/02                        (20.53)       149,242          94.37             0.97
            12/31/01                         (9.83)       174,813         102.56             0.97
            12/31/00                          0.28        146,888         192.40             0.97
            12/31/99                         23.55          95,329        124.71             0.99
            12/31/98                         16.54          37,169         67.04             1.05
------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND

            06/30/03                         14.65         89,621          39.43             1.05
            12/31/02                        (22.77)        76,198          71.45             1.05
            12/31/01                         11.00        112,967          65.36             1.05
            12/31/00                        (13.25)        77,200          89.43             1.05
            12/31/99                         19.27         61,504          61.69             1.05
            12/31/98                          1.18         34,953          51.90             1.10
------------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND

            06/30/03                   (0.27)%         1.22 %                (0.39)%
            12/31/02                   (0.33)            1.15                (0.38)
       10/29(a)-12/31/01               (0.26)            1.32                (0.48)
-----------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND

            06/30/03                   (0.07)            1.11                (0.13)
            12/31/02                   (0.38)            1.09                (0.42)
       10/29(a)-12/31/01               (0.04)            1.26                (0.25)
-----------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND

            06/30/03                   (0.85)            1.17                (0.87)
            12/31/02                   (0.83)            1.17                (0.85)
       10/29(a)-12/31/01               (0.74)            1.24                (0.83)
-----------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND

            06/30/03                   (0.25)            1.10                (0.27)
            12/31/02                   (0.25)             n/a                  n/a
            12/31/01                   (0.23)             n/a                  n/a
            12/31/00                   (0.03)             n/a                  n/a
            12/31/99                   (0.22)             n/a                  n/a
            12/31/98                   (0.02)            1.06                (0.02)
-----------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND

            06/30/03                    0.20             0.90                 0.18
            12/31/02                   (0.10)            0.89                (0.11)
            12/31/01                    0.05             0.90                 0.02
            12/31/00                    0.01              n/a                  n/a
            12/31/99                   (0.07)             n/a                  n/a
       03/02(a)-12/31/98               (0.08)            2.13                (1.28)
-----------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND

            06/30/03                    0.87             1.01                 0.83
            12/31/02                    0.78             1.00                 0.75
            12/31/01                    0.58             0.99                 0.56
            12/31/00                    0.57              n/a                  n/a
            12/31/99                    0.97              n/a                  n/a
            12/31/98                    1.07             1.17                 0.95
-----------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND

            06/30/03                   (0.77)            1.11                (0.83)
            12/31/02                   (0.49)            1.08                (0.52)
            12/31/01                   (0.31)            1.07                 0.33
            12/31/00                   (0.30)             n/a                  n/a
            12/31/99                   (0.35)             n/a                  n/a
            12/31/98                   (0.42)            1.17                (0.49)
-----------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST (6/30/03 - Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

            06/30/03                   6.16               0.01              0.73                0.74
            12/31/02                   8.21               0.04             (2.09)              (2.05)
            12/31/01                   9.34               0.03             (1.13)              (1.10)
            12/31/00                  10.58               0.04             (1.24)              (1.20)
       05/16(a)-12/31/99              10.00               0.03              0.65                0.68
----------------------------------------------------------------------------------------------------------



                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

            06/30/03                        -                   -              -                 6.90
            12/31/02                        -                   -              -                 6.16
            12/31/01                    (0.03)                  -              -                 8.21
            12/31/00                    (0.03)              (0.01)             -                 9.34
       05/16(a)-12/31/99                (0.03)              (0.07)             -                10.58
---------------------------------------------------------------------------------------------------------

                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

            06/30/03                        12.01           51,171         48.02             0.88
            12/31/02                       (24.94)          42,071         63.08             0.89
            12/31/01                       (11.78)          31,415         55.97             0.90
            12/31/00                       (11.38)          22,622         57.14             0.90
       05/16(a)-12/31/99                     6.85            5,341         34.39             0.90
---------------------------------------------------------------------------------------------------



                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

            06/30/03                   0.81             0.90               0.79
            12/31/02                   0.69             0.90               0.68
            12/31/01                   0.44              n/a                n/a
            12/31/00                   0.56              n/a                n/a
       05/16(a)-12/31/99               0.56              n/a                n/a
-----------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL SERIES TRUST (6/30/03 - Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND

            06/30/03               $    5.56          $ 0.05             $  0.47             $ 0.52
            12/31/02                    7.75            0.07               (2.13)             (2.06)
            12/31/01                    9.79            0.09               (2.08)             (1.99)
            12/31/00                   13.15            0.04               (2.10)             (2.06)
            12/31/99                    9.82            0.06                3.67               3.73
       03/02(a)-12/31/98               10.00            0.08               (0.20)             (0.12)
----------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND

            06/30/03                   10.23            0.02                0.99               1.01
            12/31/02                   11.97            0.03               (1.72)             (1.69)
            12/31/01                   11.75            0.06                1.50               1.56
            12/31/00                    9.63            0.03                2.40               2.43
            12/31/99                    9.21            0.02                0.42               0.44
       03/02(a)-12/31/98               10.00            0.03               (0.79)             (0.76)
----------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND

            06/30/03                    9.40               -                1.20               1.20
            12/31/02                   11.40               -               (1.96)             (1.96)
            12/31/01                   10.28            0.02                1.77               1.79
            12/31/00                    8.84            0.02                1.45               1.47
            12/31/99                    8.70            0.03                0.14               0.17
       03/02(a)-12/31/98               10.00           (0.01)              (1.28)             (1.29)
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

            06/30/03                  10.48             0.15                0.19               0.34
       01/15(a)-12/31/02              10.00             0.36                0.50               0.86
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND

            06/30/03                   8.44             0.10                0.67               0.77
       01/15(a)-12/31/02              10.00             0.15               (1.51)             (1.36)
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

            06/30/03                   8.55             0.02                1.01               1.03
       01/15(a)-12/31/02              10.00             0.06               (1.45)             (1.39)
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

            06/30/03                   7.79             0.05                0.83               0.88
       01/15(a)-12/31/02              10.00             0.05               (2.26)             (2.21)
----------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND

            06/30/03                   7.94             0.03                1.34               1.37
       01/15(a)-12/31/02              10.00             0.08               (2.06)             (1.98)
----------------------------------------------------------------------------------------------------------


                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND

            06/30/03                    $     -             $    -            $ -              $  6.08
            12/31/02                      (0.13)                 -              -                 5.56
            12/31/01                      (0.04)             (0.01)             -                 7.75
            12/31/00                      (0.06)             (1.24)             -                 9.79
            12/31/99                      (0.21)             (0.19)             -                13.15
       03/02(a)-12/31/98                  (0.06)                 -              -                 9.82
---------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND

            06/30/03                          -                  -              -                11.24
            12/31/02                      (0.03)             (0.02)             -                10.23
            12/31/01                      (0.06)             (1.28)             -                11.97
            12/31/00                      (0.03)             (0.28)             -                11.75
            12/31/99                      (0.02)                 -              -                 9.63
       03/02(a)-12/31/98                  (0.03)                 -              -                 9.21
---------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND

            06/30/03                          -                  -              -                10.60
            12/31/02                          -              (0.04)             -                 9.40
            12/31/01                      (0.02)             (0.65)             -                11.40
            12/31/00                      (0.03)                 -              -                10.28
            12/31/99                      (0.03)                 -              -                 8.84
       03/02(a)-12/31/98                      -                  -          (0.01)                8.70
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

            06/30/03                          -                  -              -                10.82
       01/15(a)-12/31/02                  (0.36)             (0.02)             -                10.48
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND

            06/30/03                          -                  -              -                 9.21
       01/15(a)-12/31/02                  (0.20)                 -              -                 8.44
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

            06/30/03                          -                  -              -                 9.58
       01/15(a)-12/31/02                  (0.06)                 -              -                 8.55
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

            06/30/03                          -                  -              -                 8.67
       01/15(a)-12/31/02                      -                  -              -                 7.79
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND

            06/30/03                          -                  -              -                 9.31
       01/15(a)-12/31/02                  (0.08)                 -              -                 7.94
---------------------------------------------------------------------------------------------------------



                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND

            06/30/03                         9.35 %     $ 7,834             65.75%            1.11 %
            12/31/02                       (26.59)        5,642            146.48             1.08
            12/31/01                       (20.33)        7,304             82.18             1.07
            12/31/00                       (15.45)        9,264            120.75             1.07
            12/31/99                        38.02         7,777             66.82             1.08
       03/02(a)-12/31/98                    (1.24)        4,997            231.88             1.13
---------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND

            06/30/03                         9.87        96,232             50.87             1.08
            12/31/02                       (14.08)       76,890             98.18             1.08
            12/31/01                        13.24        26,886            143.12             1.07
            12/31/00                        25.37        15,478            134.53             1.07
            12/31/99                         4.77         6,394            118.56             1.08
       03/02(a)-12/31/98                    (7.64)        4,731             70.72             1.13
---------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND

            06/30/03                        12.77        93,925             37.18             1.14
            12/31/02                       (17.22)       74,559             94.87             1.14
            12/31/01                        17.34        35,164             78.01             1.15
            12/31/00                        16.60        14,614             58.07             1.15
            12/31/99                         1.96         6,313             53.35             1.15
       03/02(a)-12/31/98                   (12.92)        4,804             40.15             1.20
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

            06/30/03                         3.24        53,216             45.81             0.60
       01/15(a)-12/31/02                     8.55        34,286             77.16             0.60
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL FUND

            06/30/03                         9.12        44,860              2.06             0.65
       01/15(a)-12/31/02                   (13.60)       26,518             32.40             0.65
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

            06/30/03                        12.05        31,521              2.61             0.60
       01/15(a)-12/31/02                   (13.94)       12,728             60.00             0.60
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

            06/30/03                        11.30        93,243              0.40             0.60
       01/15(a)-12/31/02                   (22.10)       46,776              1.89             0.60
---------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP FUND

            06/30/03                        17.25        37,418             18.30             0.60
       01/15(a)-12/31/02                   (19.79)       20,027             49.44             0.60
---------------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND

            06/30/03                   2.43 %             1.25 %             2.29 %
            12/31/02                   0.95                n/a                n/a
            12/31/01                   1.07                n/a                n/a
            12/31/00                   0.40                n/a                n/a
            12/31/99                   0.53                n/a                n/a
       03/02(a)-12/31/98               0.62               2.64              (0.09)
-------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND

            06/30/03                   0.39               1.16               0.31
            12/31/02                   0.41               1.12               0.37
            12/31/01                   0.65               1.20               0.52
            12/31/00                   0.37                n/a                n/a
            12/31/99                   0.25                n/a                n/a
       03/02(a)-12/31/98               0.34               1.85              (0.38)
-------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND

            06/30/03                   0.02               1.20              (0.04)
            12/31/02                  (0.03)              1.17              (0.06)
            12/31/01                   0.32               1.21               0.26
            12/31/00                   0.36                n/a                n/a
            12/31/99                   0.43                n/a                n/a
       03/02(a)-12/31/98              (0.04)              1.89              (0.73)
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

            06/30/03                   3.50                n/a                n/a
       01/15(a)-12/31/02               4.12                n/a                n/a
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL FUND

            06/30/03                   3.07                n/a                n/a
       01/15(a)-12/31/02               1.56                n/a                n/a
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

            06/30/03                   0.63               0.63               0.60
       01/15(a)-12/31/02               0.60               0.61               0.59
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

            06/30/03                   1.17               0.61               1.16
       01/15(a)-12/31/02               1.15               0.61               1.14
-------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP FUND

            06/30/03                   0.89               0.63               0.86
       01/15(a)-12/31/02               0.96               0.62               0.94
-------------------------------------------------------------------------------------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.
(d)   The Portfolio Turnover excludes dollar roll transactions.


JNL SERIES TRUST (6/30/03 - Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND

            06/03/03               $    7.20          $ 0.05             $  0.75             $ 0.80
            12/31/02                    9.27            0.03               (2.10)             (2.07)
       05/01(a)-12/31/01               10.00            0.03               (0.76)             (0.73)
----------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND

            06/30/03                    7.03           (0.02)               0.72               0.70
            12/31/02                    9.41           (0.03)              (2.35)             (2.38)
       05/01(a)-12/31/01               10.00            0.01               (0.59)             (0.58)
----------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND

            06/30/03                   11.60            0.07                0.49               0.56
            12/31/02                   10.66            0.24                0.70               0.94
            12/31/01                   10.29            0.30                0.68               0.98
            12/31/00                    9.64            0.45                0.68               1.13
            12/31/99                   10.16            0.49               (0.52)             (0.03)
       03/02(a)-12/31/98               10.00            0.31                0.26               0.57
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND

            06/30/03                   13.14            0.17                1.10               1.27
            12/31/02                   14.00            0.42               (0.69)             (0.27)
            12/31/01                   13.13            0.41                0.98               1.39
            12/31/00                   12.60            0.50                0.52               1.02
            12/31/99                   13.48            0.44               (0.45)             (0.01)
            12/31/98                   13.06            0.47                0.84               1.31
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND

            06/30/03                    7.79            0.27                0.61               0.88
            12/31/02                    8.29            0.66               (0.49)              0.17
            12/31/01                    8.60            0.79               (0.30)              0.49
            12/31/00                   10.13            0.98               (1.55)             (0.57)
            12/31/99                   10.89            0.88               (0.76)              0.12
            12/31/98                   11.48            0.91               (0.47)              0.44
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND

            06/30/03                    1.00               -                   -                  -
            12/31/02                    1.00            0.01                   -               0.01
            12/31/01                    1.00            0.03                   -               0.03
            12/31/00                    1.00            0.06                   -               0.06
            12/31/99                    1.00            0.05                   -               0.05
            12/31/98                    1.00            0.05                   -               0.05
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND

            06/30/03                   10.97            0.14                1.34               1.48
       09/30(a)-12/31/02               10.00            0.06                0.91               0.97
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND

            06/03/03                     $   -               $   -          $   -              $  8.00
            12/31/02                         -                   -              -                 7.20
       05/01(a)-12/31/01                     -                   -              -                 9.27
----------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND

            06/30/03                         -                   -              -                 7.73
            12/31/02                         -                   -              -                 7.03
       05/01(a)-12/31/01                 (0.01)                  -              -                 9.41
----------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND

            06/30/03                         -                   -              -                12.16
            12/31/02                         -                   -              -                11.60
            12/31/01                     (0.28)              (0.33)             -                10.66
            12/31/00                     (0.47)              (0.01)             -                10.29
            12/31/99                     (0.49)                  -              -                 9.64
       03/02(a)-12/31/98                 (0.31)              (0.10)             -                10.16
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND

            06/30/03                         -                   -              -                14.41
            12/31/02                     (0.42)              (0.17)             -                13.14
            12/31/01                     (0.44)              (0.08)             -                14.00
            12/31/00                     (0.46)              (0.03)             -                13.13
            12/31/99                     (0.44)              (0.43)             -                12.60
            12/31/98                     (0.47)              (0.42)             -                13.48
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND

            06/30/03                         -                   -              -                 8.67
            12/31/02                     (0.67)                  -              -                 7.79
            12/31/01                     (0.80)                  -              -                 8.29
            12/31/00                     (0.96)                  -              -                 8.60
            12/31/99                     (0.88)                  -              -                10.13
            12/31/98                     (0.91)              (0.12)             -                10.89
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND

            06/30/03                         -                   -              -                 1.00
            12/31/02                     (0.01)                  -              -                 1.00
            12/31/01                     (0.03)                  -              -                 1.00
            12/31/00                     (0.06)                  -              -                 1.00
            12/31/99                     (0.05)                  -              -                 1.00
            12/31/98                     (0.05)                  -              -                 1.00
----------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND

            06/30/03                         -                   -              -                12.45
       09/30(a)-12/31/02                     -                   -              -                10.97
----------------------------------------------------------------------------------------------------------




                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND

            06/03/03                          11.11 %     $ 64,544         25.47%            1.05 %
            12/31/02                         (22.33)        50,522         64.05             1.05
       05/01(a)-12/31/01                      (7.30)        59,841         44.80             1.05
-------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND

            06/30/03                           9.96         23,569         45.48             1.00
            12/31/02                         (25.29)        17,846         55.58             1.00
       05/01(a)-12/31/01                      (5.82)        13,557         58.88             1.00
-------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND

            06/30/03                           4.83        281,064         74.54             0.80
            12/31/02                           8.85        211,362        116.05             0.80
            12/31/01                           9.52         54,851        112.25             0.80
            12/31/00                          11.75         21,715        221.61             0.93 (e)
            12/31/99                          (0.26)         9,451         91.12             0.80
       03/02(a)-12/31/98                       5.70          6,133        269.16             0.85
-------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND

            06/30/03                           9.67        243,788         28.70             0.81
            12/31/02                          (1.93)       217,013         68.30             0.81
            12/31/01                          10.57        212,196         42.38             0.81
            12/31/00                           8.25        155,270         25.76             0.82
            12/31/99                          (0.11)       143,012         35.02             0.82
            12/31/98                          10.06         95,974         33.74             0.85
-------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND

            06/30/03                          11.30        218,601         19.35             0.81
            12/31/02                           2.05        161,094         61.00             0.82
            12/31/01                           5.67        160,781         41.24             0.81
            12/31/00                          (5.62)       144,516         62.41             0.82
            12/31/99                           1.09        147,023         61.03             0.82
            12/31/98                           3.84        101,485        129.85             0.83
-------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND

            06/30/03                           0.28        200,356           n/a             0.69
            12/31/02                           1.07        214,520           n/a             0.69
            12/31/01                           3.45        242,518           n/a             0.69
            12/31/00                           5.83        185,012           n/a             0.70
            12/31/99                           4.67        164,446           n/a             0.70
            12/31/98                           4.99         56,349           n/a             0.74
-------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND

            06/30/03                          13.49         26,122         11.36             0.85
       09/30(a)-12/31/02                       9.70         18,004          8.64             0.85
-------------------------------------------------------------------------------------------------------



                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND

            06/03/03                    1.21 %             n/a %              n/a %
            12/31/02                    0.44               n/a                n/a
       05/01(a)-12/31/01                0.54               n/a                n/a
-----------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND

            06/30/03                   (0.56)             1.10              (0.66)
            12/31/02                   (0.49)              n/a                n/a
       05/01(a)-12/31/01                0.17               n/a                n/a
-----------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND

            06/30/03                    2.41               n/a                n/a
            12/31/02                    3.23               n/a                n/a
            12/31/01                    4.35               n/a                n/a
            12/31/00                    5.98               n/a                n/a
            12/31/99                    5.41               n/a                n/a
       03/02(a)-12/31/98                4.95              1.57               4.23
-----------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND

            06/30/03                    2.61              0.81               2.61
            12/31/02                    2.98              0.81               2.98
            12/31/01                    3.28               n/a                n/a
            12/31/00                    4.02               n/a                n/a
            12/31/99                    3.71               n/a                n/a
            12/31/98                    3.87              0.85               3.87
-----------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND

            06/30/03                    7.58               n/a                n/a
            12/31/02                    7.89               n/a                n/a
            12/31/01                    8.68               n/a                n/a
            12/31/00                   10.06               n/a                n/a
            12/31/99                    9.22               n/a                n/a
            12/31/98                    8.62              0.83               8.62
-----------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND

            06/30/03                    0.58               n/a                n/a
            12/31/02                    1.07               n/a                n/a
            12/31/01                    3.28               n/a                n/a
            12/31/00                    5.73               n/a                n/a
            12/31/99                    4.63               n/a                n/a
            12/31/98                    4.87              0.75               4.86
-----------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND

            06/30/03                    1.94              0.88               1.91
       09/30(a)-12/31/02                2.24              0.98               2.11
-----------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.80%.

JNL SERIES TRUST (6/30/03 - Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND

            06/30/03               $  13.04           $   0.04             $  1.33             $ 1.37
            12/31/02                  17.18                  -               (4.14)             (4.14)
            12/31/01                  22.91              (0.01)              (5.72)             (5.73)
            12/31/00                  28.45              (0.05)              (5.03)             (5.08)
            12/31/99                  22.88              (0.04)               6.76               6.72
            12/31/98                  16.99              (0.01)               5.94               5.93
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND

            06/30/03                   7.59               0.09                0.38               0.47
            12/31/02                   9.66               0.08               (2.07)             (1.99)
            12/31/01                  12.23               0.08               (2.56)             (2.48)
            12/31/00                  16.79               0.08               (2.49)             (2.41)
            12/31/99                  13.62               0.09                4.28               4.37
            12/31/98                  12.09               0.16                1.58               1.74
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND

            06/30/03                   5.11              (0.01)               0.79               0.78
            12/31/02                   7.23              (0.04)              (2.08)             (2.12)
            12/31/01                   9.90              (0.05)              (2.62)             (2.67)
       05/01(a)-12/31/00              10.00                  -               (0.10)             (0.10)
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND

            06/30/03                  13.06               0.08                1.32               1.40
            12/31/02                  16.50               0.16               (3.44)             (3.28)
            12/31/01                  17.78               0.15               (1.27)             (1.12)
            12/31/00                  16.78               0.16                1.00               1.16
            12/31/99                  18.24               0.19               (0.38)             (0.19)
            12/31/98                  16.82               0.16                1.94               2.10
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND

            06/30/03                     $     -          $     -            $ -              $ 14.41
            12/31/02                           -                -              -                13.04
            12/31/01                           -                -              -                17.18
            12/31/00                           -            (0.46)             -                22.91
            12/31/99                           -            (1.15)             -                28.45
            12/31/98                       (0.01)           (0.03)             -                22.88
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND

            06/30/03                           -                -              -                 8.06
            12/31/02                       (0.08)               -              -                 7.59
            12/31/01                       (0.07)           (0.02)             -                 9.66
            12/31/00                       (0.01)           (2.14)             -                12.23
            12/31/99                       (0.16)           (1.04)             -                16.79
            12/31/98                       (0.19)           (0.02)             -                13.62
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND

            06/30/03                           -                -              -                 5.89
            12/31/02                           -                -              -                 5.11
            12/31/01                           -                -              -                 7.23
       05/01(a)-12/31/00                       -                -              -                 9.90
----------------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND

            06/30/03                           -                -              -                14.46
            12/31/02                       (0.16)               -              -                13.06
            12/31/01                       (0.16)               -              -                16.50
            12/31/00                       (0.16)               -              -                17.78
            12/31/99                       (0.20)           (1.07)             -                16.78
            12/31/98                       (0.16)           (0.52)             -                18.24
----------------------------------------------------------------------------------------------------------





                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND

            06/30/03                          10.51 %    $ 155,716         35.85%            1.00 %
            12/31/02                         (24.10)       153,303        123.47             0.99
            12/31/01                         (25.01)       282,049         91.77             0.96
            12/31/00                         (17.85)       497,299         77.67             0.94
            12/31/99                          29.41        454,393         74.67             0.97
            12/31/98                          34.93        182,097         70.55             1.01
-----------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND

            06/30/03                           6.19         81,447         68.25             1.22
            12/31/02                         (20.58)        78,272        134.52             1.18
            12/31/01                         (20.29)       103,972         66.42             1.17
            12/31/00                         (13.99)       126,816        138.12             1.17
            12/31/99                          32.11        105,034         26.19             1.18
            12/31/98                          14.43         70,927         16.39             1.23
-----------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND

            06/30/03                          15.26         21,743         56.79             1.05
            12/31/02                         (29.32)        18,647        116.70             1.05
            12/31/01                         (26.97)        29,541        211.61             1.05
       05/01(a)-12/31/00                      (1.00)        46,122         58.67             1.05
-----------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND

            06/30/03                          10.72        273,473         29.97             0.98
            12/31/02                         (19.87)       256,100         62.19             0.98
            12/31/01                          (6.32)       347,246         82.54             0.96
            12/31/00                           6.96        422,750         86.43             0.96
            12/31/99                          (1.04)       319,454         72.23             0.98
            12/31/98                          12.48        195,936         77.80             1.01
-----------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND

            06/30/03                   0.59 %           1.12 %               0.47 %
            12/31/02                   0.23             1.05                 0.17
            12/31/01                  (0.07)            0.99                (0.10)
            12/31/00                  (0.22)            0.95                (0.23)
            12/31/99                  (0.21)             n/a                  n/a
            12/31/98                  (0.07)            1.01                (0.07)
--------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND

            06/30/03                   2.30             1.27                 2.25
            12/31/02                   0.83             1.21                 0.80
            12/31/01                   0.76             1.18                 0.75
            12/31/00                   0.44              n/a                  n/a
            12/31/99                   0.63              n/a                  n/a
            12/31/98                   0.88             1.28                 0.83
--------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND

            06/30/03                  (0.58)            1.12                (0.65)
            12/31/02                  (0.62)            1.10                (0.67)
            12/31/01                  (0.46)            1.09                (0.50)
       05/01(a)-12/31/00              (0.09)            1.06                (0.10)
--------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND

            06/30/03                   1.26             1.05                 1.19
            12/31/02                   1.06             1.01                 1.03
            12/31/01                   0.89             0.99                 0.86
            12/31/00                   1.05             0.97                 1.04
            12/31/99                   1.19              n/a                  n/a
            12/31/98                   1.06             1.01                 1.06
--------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL SERIES TRUST (6/30/03 - Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND

            06/30/03                   10.63             0.27                0.80               1.07
            12/31/02                   10.41             0.65                0.22               0.87
            12/31/01                   10.37             0.68                0.01               0.69
            12/31/00                   10.25             0.68                0.06               0.74
            12/31/99                   10.67             0.62               (0.42)              0.20
            12/31/98                   11.12             0.72               (0.45)              0.27
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND

            06/30/03                           -                 -              -                11.70
            12/31/02                       (0.65)                -              -                10.63
            12/31/01                       (0.65)                -              -                10.41
            12/31/00                       (0.62)                -              -                10.37
            12/31/99                       (0.62)                -              -                10.25
            12/31/98                       (0.72)                -              -                10.67
--------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND

            06/30/03                        10.07         163,699          41.42             0.95
            12/31/02                         8.38         125,881          83.34             0.95
            12/31/01                         6.71         123,310          86.36             0.98 (e)
            12/31/00                         7.28         116,654          93.13             0.95
            12/31/99                         1.87          81,061          98.01             0.95
            12/31/98                         2.46          48,167         261.87             1.00
---------------------------------------------------------------------------------------------------------




                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND

            06/30/03                    5.36              n/a                n/a
            12/31/02                    6.22              n/a                n/a
            12/31/01                    6.46              n/a                n/a
            12/31/00                    7.42              n/a                n/a
            12/31/99                    7.22              n/a                n/a
            12/31/98                    7.05             1.01               7.04
------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.95%

JNL SERIES TRUST (6/30/03 - Unaudited)
Financial Highlights



                                                                 Increase (Decrease) from
                                   Net Asset                      Investment Operations
                                     Value              Net            Net Realized        Total from
                                   Beginning        Investment         & Unrealized        Investment
          Period Ended             of Period       Income (Loss)      Gains (Losses)       Operations
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

            06/30/03                   11.89             0.20                0.22               0.42
            12/31/02                   11.17             0.42                0.86               1.28
            12/31/01                   10.96             0.50                0.25               0.75
            12/31/00                   10.36             0.60                0.59               1.19
            12/31/99                   11.15             0.51               (0.79)             (0.28)
            12/31/98                   10.69             0.41                0.60               1.01
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

            06/30/03                   12.85             0.01                1.80               1.81
            12/31/02                   16.78             0.01               (3.92)             (3.91)
            12/31/01                   18.74             0.02               (1.94)             (1.92)
            12/31/00                   21.70                -               (0.11)             (0.11)
            12/31/99                   19.06             0.03                4.12               4.15
            12/31/98                   15.62             0.05                4.29               4.34
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND

            06/30/03                   18.05            (0.06)               3.35               3.29
            12/31/02                   23.12            (0.15)              (4.92)             (5.07)
            12/31/01                   23.47            (0.13)              (0.22)             (0.35)
            12/31/00                   23.71            (0.04)               1.67               1.63
            12/31/99                   20.43            (0.05)               4.93               4.88
            12/31/98                   17.37            (0.07)               3.80               3.73
----------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND

            06/30/03                    9.22             0.12                0.74               0.86
            12/31/02                   11.11             0.09               (1.96)             (1.87)
            12/31/01                   11.14             0.08                0.01               0.09
       05/01(a)-12/31/00               10.00             0.09                1.16               1.25
----------------------------------------------------------------------------------------------------------




                                                      Distributions from
                                                        Net Realized
                                    Distributions from    Gains on                           Net Asset
                                    Net Investment       Investment        Return of        Value, End
          Period Ended                  Income          Transactions        Capital          of Period
----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

            06/30/03                            -                 -              -                12.31
            12/31/02                        (0.42)            (0.14)             -                11.89
            12/31/01                        (0.49)            (0.05)             -                11.17
            12/31/00                        (0.59)                -              -                10.96
            12/31/99                        (0.51)                -              -                10.36
            12/31/98                        (0.41)            (0.14)             -                11.15
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

            06/30/03                            -                 -              -                14.66
            12/31/02                        (0.02)                -              -                12.85
            12/31/01                            -             (0.04)             -                16.78
            12/31/00                        (0.01)            (2.84)             -                18.74
            12/31/99                        (0.03)            (1.48)             -                21.70
            12/31/98                        (0.06)            (0.84)             -                19.06
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND

            06/30/03                            -                 -              -                21.34
            12/31/02                            -                 -              -                18.05
            12/31/01                            -                 -              -                23.12
            12/31/00                            -             (1.87)             -                23.47
            12/31/99                            -             (1.60)             -                23.71
            12/31/98                            -             (0.67)             -                20.43
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND

            06/30/03                            -                 -              -                10.08
            12/31/02                            -             (0.02)             -                 9.22
            12/31/01                        (0.08)            (0.04)             -                11.11
       05/01(a)-12/31/00                    (0.09)            (0.02)             -                11.14
-------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data                    Ratio of
                                                         Net Assets,                      Expenses to
                                            Total       End of Period     Portfolio       Average Net
          Period Ended                    Return(b)    (in thousands)   Turnover (d)       Assets (c)
------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

            06/30/03                         3.53        312,084            4.82             0.78
            12/31/02                        11.47        304,265           35.72             0.78
            12/31/01                         6.92        226,275           69.10             0.82 (e)
            12/31/00                        11.50        138,122           49.09             0.80
            12/31/99                        (2.50)       106,329          122.72             0.80
            12/31/98                         9.40         63,785          429.70             1.28 (f)
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

            06/30/03                        14.09        366,055           20.40             0.93
            12/31/02                       (23.33)       316,367           46.16             0.92
            12/31/01                       (10.23)       474,105           63.38             0.92
            12/31/00                        (0.34)       411,855           77.19             0.92
            12/31/99                        21.77        351,338           61.45             0.93
            12/31/98                        27.78        216,599           54.93             0.95
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND

            06/30/03                        18.23        291,745           21.14             1.03
            12/31/02                       (21.93)       248,327           42.22             1.03
            12/31/01                        (1.49)       366,028           44.26             1.02
            12/31/00                         7.16        419,796           47.90             1.02
            12/31/99                        24.01        286,502           56.68             1.03
            12/31/98                        21.49        189,636           50.92             1.04
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND

            06/30/03                         9.33        268,883           11.49             1.00
            12/31/02                       (16.84)       220,106           38.21             1.00
            12/31/01                         0.78        216,408           42.29             1.00
       05/01(a)-12/31/00                    12.54         26,446           44.84             1.00
---------------------------------------------------------------------------------------------------------





                                                      Assuming No Expense Reimburse-
                                                       ment or Fees Paid Indirectly
                                   Ratio of Net                          Ratio of Net
                                    Investment          Ratio of          Investment
                                   Income (Loss)      Expenses to       Income (Loss)
                                    to Average        Average Net         to Average
          Period Ended            Net Assets (c)       Assets (c)       Net Assets (c)
-----------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

            06/30/03                   3.28                n/a                n/a
            12/31/02                   4.26                n/a                n/a
            12/31/01                   5.09                n/a                n/a
            12/31/00                   6.06                n/a                n/a
            12/31/99                   5.45                n/a                n/a
            12/31/98                   5.33               1.29               5.32
--------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

            06/30/03                   0.18               0.95               0.16
            12/31/02                   0.06               0.94               0.04
            12/31/01                   0.12               0.92               0.12
            12/31/00                   0.03               0.92               0.02
            12/31/99                   0.16                n/a                n/a
            12/31/98                   0.38               0.95               0.38
--------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND

            06/30/03                   0.67               1.05               0.65
            12/31/02                  (0.67)              1.04              (0.68)
            12/31/01                  (0.56)              1.03              (0.57)
            12/31/00                  (0.20)               n/a                n/a
            12/31/99                  (0.28)               n/a                n/a
            12/31/98                  (0.37)              1.04              (0.37)
--------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND

            06/30/03                   1.10               1.02               1.08
            12/31/02                   0.97               1.02               0.95
            12/31/01                   0.93               1.02               0.91
       05/01(a)-12/31/00               1.47               1.01               1.46
--------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.79%
(f)  The ratio of net operating expenses was 0.85%.



                                   PROSPECTUS

              DECEMBER 15, 2003, AS SUPPLEMENTED FEBRUARY 12, 2004

                                JNL SERIES TRUST

You can find more information about the Trust in:

     o The Trust's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated December 15, 2003, as supplemented February 12, 2004, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683 (toll-free), or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.


The Trust's SEC file number is: 811-8894


--------

1 MSCI EAFE is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.